                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

               Report for the Quarter Ended December 31, 2003.

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenlight Capital, Inc.
Address:  420 Lexington Avenue, Suite 1740
          New York, NY 10170

13F File Number: 28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Einhorn
Title:    President
Phone:    (212) 973-1900
Signature, Place, and Date of Signing:

     /s/ DAVID EINHORN          New York, New York       February 17, 2004
     -----------------          ------------------       -----------------

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:      $1,113,497

List of Other Included Managers:

No.       13F File Number               Name
---       ---------------               ----

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                           FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLSTREAM INC      CL B LT       02004C204       50,170      874,800  SH               SOLE                   874,800
                   VTG SH
AG SVCS AMER INC   COM           001250109        5,942      700,682  SH               SOLE                   700,682
ADVANCED MEDICAL
  OPTICS INC       COM           00763M108       61,308    3,120,000  SH               SOLE                 3,120,000
AMERICAN HOME MTG
  INVT CORP        COM           02660R107        7,584      336,900  SH               SOLE                   336,900
ATARI INC          COM           04651M105          966      230,000  SH               SOLE                   230,000
BEAZER HOMES
  USA INC          COM           07556Q105       25,528      261,400  SH               SOLE                   261,400
CENDANT
  CORPORATION      COM           151313103       66,810    3,000,000  SH               SOLE                 3,000,000
CIRCUIT CITY
  STORE INC        COM           172737108       11,198    1,105,400  SH               SOLE                 1,105,400
COUNTRYWIDE
  FINANCIAL CORP   COM           222372104       40,453      533,334  SH               SOLE                   533,334
FOOT LOCKER INC    COM           344849104        9,973      425,300  SH               SOLE                   425,300
IDT CORP           CL B          448947309       90,283    3,903,300  SH               SOLE                 3,903,300
IGEN INC           COM           449536101       19,863      337,400  SH               SOLE                   337,400
INFINITY PPTY
  & CAS CORP       COM           45665Q103        6,438      194,800  SH               SOLE                   194,800
M D C HLDGS INC    COM           552676108      171,868    2,664,619  SH               SOLE                 2,664,619
MASSEY ENERGY
  CORP             COM           576206106       24,097    1,158,500  SH               SOLE                 1,158,500
MERCER INTL INC    SH BEN INT    588056101       15,986    2,517,500  SH               SOLE                 2,517,500
MEDCO HEALTH
  SOLUTIONS INC    COM           58405U102       37,454    1,101,900  SH               SOLE                 1,101,900
MI DEVS INC        CL A SUB      55304X104      132,062    4,730,000  SH               SOLE                 4,730,000
                   VTG


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

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
NORTH AMERN
  SCIENTIFIC INC   COM           65715D100        5,230      498,100  SH               SOLE                   498,100
NEW CENTURY
  FINANCIAL CORP   COM           64352D101       99,240    2,501,650  SH               SOLE                 2,501,650
NEOMAGIC CORP      COM           6404971O3        2,952    1,017,900  SH               SOLE                 1,017,900
NATUZZI S.P.A.     ADR           63905A101        4,487      445,100  SH               SOLE                   445,100
PMI GROUP INC      COM           69344M101       32,915      884,100  SH               SOLE                   884,100
PATINA OIL &
  GAS CORP         COM           7032241O5      107,492    2,194,156  SH               SOLE                 2,194,156
PLAINS EXPL &
  PRODTN CO LP     COM           726505100        8,581      557,600  SH               SOLE                   557,600
WELLCHOICE INC     COM           949475107       17,398      504,300  SH               SOLE                   504,300
WASHINGTON
  GROUP INTL
  INC              COM NEW       938862208       18,347      540,097  SH               SOLE                   540,097
YUM BRANDS INC     COM           988498101       38,872    1,130,000  SH               SOLE                 1,130,000